Research and development expenses - Breakdown of Research and Development Expenses (Detail) - EUR (€)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure of disaggregation of revenue from contracts with customers [line items]
Research and development expenses	€ (124,478,334)	€ (98,563,529)	€ (65,575,030)
Clinical expenses [Member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Research and development expenses	(67,744,537)	(55,867,694)	(30,690,293)
Personnel expenses [Member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Research and development expenses	(35,755,155)	(27,767,184)	(19,132,307)
Manufacturing costs [Member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Research and development expenses	(12,024,982)	(9,434,537)	(6,500,986)
Nonclinical expenses [Member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Research and development expenses	(7,485,648)	(3,324,513)	(8,977,187)
License costs [Member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Research and development expenses	(1,065,471)	(1,592,687)
Intellectual Property costs [Member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Research and development expenses	€ (402,541)	€ (576,914)	€ (274,257)